Acquisitions (Schedule Of Pro Forma Financial Information) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic and diluted earnings per unit:
Net income per common unit (in dollars per unit)	$ 1.18	$ 1.03	$ 1.23
As reported units outstanding	90,060	83,957	78,363
American Phoenix Acquisition [Member]
Pro forma earnings data:
Revenues from continuing operations	$ 3,863,745	$ 4,153,443
Net income	$ 111,132	90,829
Hornbeck Acquisition [Member]
Pro forma earnings data:
Revenues from continuing operations		4,177,715	$ 3,416,790
Net income		$ 98,846	$ 98,665